SHARE CAPITAL (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 shares $ / shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			1,815,000
Exercise price | $ / shares				$ 4.94
Share-based compensation | $		$ 2,669	$ 1,896
Cash dividends distributed | $		$ 4,287	$ 4,208
Anti-dilutive options and warrants			3,123,000
Normal course issuer bid allows to acquire share		8,670,104
Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	61,250
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of reserve for future grant				3.00%
Top of Range [Member] | Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.23
Bottom of Range [Member] | Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.40
Restriceted Stock Unit [Member] | Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options distributed	7,625
Directors, officers, and employees [Member] | Restriceted Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted		850,500
Exercise price | $ / shares				$ 4.94
Vesting period		2 years
Percentage of option vesting every six months		25.00%